Shareholder Report, Average Annual Return (Details) DFD5_U.S. Targeted Value Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Targeted Value Portfolio – Institutional
Average Annual Return, Percent	6.74%	18.14%	9.83%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	9.87%	13.85%	8.66%